Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales	$ 8,698	$ 8,284	$ 8,762
Cost of products sold, excluding depreciation and amortization	7,006	6,623	7,140
Depreciation and amortization	247	247	237
Selling and administrative expense	367	366	382
Provision for asbestos	3	21	26
Restructuring and other	51	30	64
Income from operations	1,024	997	913
Loss from early extinguishments of debt	7	37	9
Other pension and postretirement	(53)	(24)	(14)
Interest expense	252	243	270
Interest income	(15)	(12)	(11)
Foreign exchange	4	(16)	20
Income before income taxes	829	769	639
Provision for income taxes	401	186	178
Net income	428	583	461
Net income attributable to noncontrolling interests	(105)	(87)	(68)
Net income attributable to Crown Holdings	$ 323	$ 496	$ 393
Earnings per common share attributable to Crown Holdings:
Basic (in usd per share)	$ 2.39	$ 3.58	$ 2.85
Diluted (in usd per share)	$ 2.38	$ 3.56	$ 2.82